Income Taxes Unrecognized Tax Benefit Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of period	$ 16,392	$ 12,794	$ 12,892
Gross increases for tax positions of prior years	0	0	0
Gross decreases for tax positions of prior years	(2,658)	(260)	(127)
Increases in tax positions for the current year	1,585	1,753	2,085
Lapse of statute of limitations	(1,461)	(1,873)	(1,810)
Purchase accounting adjustment	0	4,705	0
Currency translation	(888)	(727)	(246)
Unrecognized tax benefits at end of period	$ 12,970	$ 16,392	$ 12,794